COMMITMENTS AND CONTINGENCIES	0 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 14—COMMITMENTS AND CONTINGENCIES:

a.              Commitments:

       Operating leases:

As of December 31, 2013, minimum future rentals under operating leases of buildings, machinery and equipment for periods in excess of one year were as follows: 2014—$117 million; 2015—$94 million; 2016—$76 million; 2017—$53 million; 2018—$36 million; 2019 and thereafter—$76 million.

The lease fees expensed in each of the years ended December 31, 2013, 2012 and 2011 were $117 million, $132 million and $115 million, respectively, of which less than $0.5 million was to related parties in each of the years ended December 31, 2013, 2012 and 2011.

Royalty commitments:

The Company is committed to paying royalties to owners of know-how, partners in alliances and other certain arrangements and to parties that financed research and development, at a wide range of rates as a percentage of sales or of the gross margin of certain products, as defined in the underlying agreements.

Milestone commitments:

The Company is committed to paying milestone payments, usually as part of business transactions. Such payments are contingent upon the achievement of certain regulatory milestones and sales targets. As of December 31, 2013, were all milestones and targets, for compounds in Phase II and more advanced stages of development, to be achieved, the total contingent payments could reach an aggregate of up to approximately $1.3 billion.

b.        Contingencies:

General

From time to time, Teva and/or its subsidiaries are subject to claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to litigation. Teva believes that it has meritorious defenses to all actions brought against it and vigorously pursues the defense or settlement of each such action. Except as described below, Teva does not currently have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to actions disclosed in this note.

Teva records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of these cases, management's assessments of the likelihood of damages, and the advice of counsel, no provisions have been made regarding the matters disclosed in this note, except as noted below. Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions.

Based on currently available information, Teva believes that none of the proceedings brought against it described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flow in a given period. In addition, Teva incurs significant legal fees and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims. Teva's agreements with third parties may require Teva to indemnify them, or require them to indemnify Teva, for the costs and damages incurred in connection with product liability claims, in specified or unspecified amounts.

Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the United States. All third-party sales figures given below are based on IMS data.

Intellectual Property Matters

From time to time, Teva seeks to develop generic versions of patent-protected pharmaceuticals for sale prior to patent expiration in various markets. In the United States, to obtain approval for most generics prior to the expiration of the originator's patents, Teva must challenge the patents under the procedures set forth in the Hatch-Waxman Act of 1984, as amended. To the extent that Teva seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patents. Teva may also be involved in patent litigation involving the extent to which its product or manufacturing process techniques may infringe other originator or third-party patents.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic version even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva.

The general rule for damages in patent infringement cases in the United States is that the patentee should be compensated by no less than a reasonable royalty, and it may also be able in certain circumstances to be compensated for its lost profits. The amount of a reasonable royalty award would be calculated based on the sales of Teva's generic product. The amount of lost profits would be based on the lost sales of the branded product. The launch of an authorized generic and other generic competition may be relevant to the damages calculation. In addition, the patentee may seek consequential damages as well as enhanced damages of up to three times the profits lost by the patent holder for willful infringement, although courts have typically awarded much lower multiples.

Teva is also involved in litigation regarding patents in other countries where it does business, particularly in Europe, where Teva has in recent years increased the number of launches of its generic versions of branded pharmaceuticals prior to the expiration of the innovator's patents. The laws concerning generic pharmaceuticals and patents differ from country to country. Damages for patent infringement in Europe may include lost profits or a reasonable royalty, but enhanced damages for willful infringement are generally not available.

In December 2007, Teva commenced sales of its 20 mg and 40 mg pantoprazole sodium tablets, which are the AB-rated generic versions of Wyeth's Protonix®. Wyeth sued Teva for patent infringement, and in April 2010, a jury returned a verdict finding that the patent, which Teva had infringed, was valid. In June 2013, Teva entered into a settlement agreement with Wyeth, under which Teva agreed to pay $1.6 billion to Wyeth. Teva has paid $1 billion to date, and will pay the remainder in 2014. Teva believes that it may have up to approximately $560 million of net insurance coverage available to defray the payments, subject to recovery from the insurance carriers, which are disputing both their obligation to cover and the claimed limits of coverage.

Product Liability Matters

Teva's business inherently exposes it to potential product liability claims. As Teva's portfolio of available medicines continues to expand, the number of product liability claims asserted against Teva has increased. Teva maintains product liability insurance coverage in amounts and with terms that it believes are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceuticals that are not covered by insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of coverage it desires.

In June 2011, the United States Supreme Court held, in Pliva, Inc. v. Mensing, one of the metoclopramide cases mentioned below, that federal law preempts state law product liability claims brought against generic pharmaceutical manufacturers under a “failure to warn” theory. On June 24, 2013, the United States Supreme Court held, in Mutual Pharmaceutical Company, Inc. v. Bartlett, that “design defect” claims against a generic manufacturer are also preempted by federal law because they are essentially failure to warn claims and therefore are preempted on the same grounds as the claims in Mensing. Teva believes that these decisions are likely to reduce its aggregate exposure in currently pending product liability lawsuits involving generic products, including those described below, although the extent of such reduction is uncertain at this time.

Teva and/or its subsidiaries have been named as defendants in approximately 4,000 product liability lawsuits brought against them and other manufacturers by approximately 4,400 plaintiffs claiming injuries (including allegations of neurological disorders, such as tardive dyskinesia) from the use of metoclopramide (the generic form of Reglan®). Certain of these claims are covered by insurance. For over 20 years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing the disorder increases with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia resulting from long-term usage. The cases of approximately 500 of the plaintiffs have been dismissed or otherwise resolved to date. Teva expects to be dismissed from at least some of the remaining cases on the basis that some plaintiffs cannot demonstrate that they used a Teva product.

Approximately 40% of the plaintiffs are parties to cases against Teva that are part of a mass tort proceeding in the Philadelphia Court of Common Pleas. In addition, there are mass tort proceedings under way in state courts in California and New Jersey. All of the cases in the Philadelphia court have been stayed with respect to the generic defendants pending resolution of appeals regarding whether the claims should be dismissed due to federal preemption. On July 29, 2013, the Pennsylvania Superior Court affirmed in part and reversed in part the trial court's denial of the generic defendants' preemption motion. This ruling substantially allows the cases to proceed. Teva has sought further review of this decision.

In the California litigation, which now includes about half of the total plaintiffs, the defendants' motion to dismiss has been denied. In the New Jersey proceeding, the trial court granted the defendants' motion to dismiss, on federal preemption grounds, all claims other than those based on an alleged failure to timely update the label. Teva appealed the trial court's decision to allow the update claims to proceed, and the New Jersey Supreme Court has ordered the New Jersey appellate court to hear the appeal. Several cases in which Pliva, Inc., a subsidiary of Teva is a defendant, including cases pending in the New Jersey mass tort proceeding are, or may be, scheduled for trial later this year. Pliva has moved for a stay of the cases in the New Jersey mass tort proceeding while the appeal is pending.

Competition Matters

As part of its generic pharmaceuticals business, Teva has challenged a number of patents covering branded pharmaceuticals, some of which are among the most widely-prescribed and well-known drugs on the market. Many of Teva's patent challenges have resulted in litigation relating to Teva's attempts to market generic versions of such pharmaceuticals under the federal Hatch-Waxman Act. Some of this litigation has been resolved through settlement agreements in which Teva obtained a license to market a generic version of the drug, often years before the patents expire. Occasionally, Teva and its subsidiaries have been named as defendants in cases that allege antitrust violations arising from such settlement agreements. Teva believes that its settlement agreements are lawful and serve to increase competition, and intends to defend them vigorously. However, the plaintiffs in these cases typically allege (1) that Teva received something of value from the innovator in exchange for an agreement to delay generic entry, and (2) that they would have realized significant savings if there had been no settlement and competition had commenced earlier. These cases seek various forms of injunctive and monetary relief, including damages based on the difference between the brand price and what the generic price allegedly would have been, and disgorgement of profits, trebled under the relevant statutes, plus attorneys' fees and costs. The damages allegedly caused by the alleged delays in generic entry generally depend on the size of the branded market and the length of the alleged delay, and can be substantial, particularly where the alleged delays are lengthy or branded drugs with sales in the billions of dollars are involved. Nonetheless, as in the modafinil opt-out case described below, many such cases may be resolved through settlement for amounts considerably less than the damages initially alleged.

On June 17, 2013, the United States Supreme Court held, in Federal Trade Commission v. Actavis, Inc. (the “AndroGel case”), that a rule of reason test should be applied in analyzing whether such settlements potentially violate the federal antitrust laws. The Supreme Court held that a trial court must analyze each agreement in its entirety in order to determine whether it violates the antitrust laws. This new test may lead to increased scrutiny of Teva's patent settlements, additional administrative action by the Federal Trade Commission (“FTC”), and an increased risk of liability in Teva's currently pending antitrust litigations.

In April 2006, certain subsidiaries of Teva were named in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges that the settlement agreements involving finished modafinil products (the generic version of Provigil®) that Cephalon, Inc., a Teva subsidiary (“Cephalon”) entered into with various generic pharmaceutical companies in late 2005 and early 2006 were unlawful because they had the effect of excluding generic competition. The first lawsuit was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon from January 2006 until the alleged unlawful conduct ceases. The first generic modafinil product was launched in March 2012. Similar allegations have been made in a number of additional complaints, including those filed on behalf of proposed classes of direct and indirect purchasers, by an individual indirect purchaser, by certain retail chain pharmacies and by Apotex, Inc. Annual sales of Provigil® were approximately $500 million at the time of the settlement agreements, and approximately $1 billion when the first generic modafinil product was launched in March 2012.

In February 2008, following an investigation, the FTC sued Cephalon, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition. In March 2010, the District Court denied defendants' motions to dismiss the federal antitrust claims and some of the related state law claims. Because the FTC lawsuit does not currently seek monetary damages, and no fines or penalties have been asserted against Cephalon, no provision has been recorded for this matter. On December 9, 2013, the FTC filed a motion seeking to add Teva as a defendant and indicated that it intends to seek disgorgement of profits as an equitable remedy, although it has not yet amended its complaint to include a request for disgorgement. Teva contends that the FTC is not entitled as a matter of law to seek disgorgement.

In May 2010, an independent pharmacy in Ohio filed suit with the same allegations. This case has been transferred to the Eastern District of Pennsylvania.

Teva has settled with certain of the retail chain pharmacies (representing approximately half of the direct purchases of Provigil® from Cephalon) and, given the significant similarities in the claims asserted and damages claimed by certain other purchaser plaintiffs, has concluded that a provision for certain other parts of the litigation is warranted. Accordingly, management recorded a provision of $495 million in the financial statements in the second quarter of 2013 for these matters. Management expects that the settlement demands of the remaining parties could be significantly higher, and there can be no assurance that Teva will be able to reach settlements with the remaining parties on these terms.

In October 2011, the District Court hearing the antitrust cases described above, as well as patent claims brought by plaintiff Apotex, issued its decision regarding Apotex's invalidity claims, finding a Cephalon patent to be invalid based on obviousness, among other things, and unenforceable based on inequitable conduct. In March 2012, the District Court ruled that Apotex's product does not infringe Cephalon's patent. On April 8, 2013, the United States Court of Appeals for the Federal Circuit affirmed the District Court's rulings of invalidity and inequitable conduct. The plaintiffs in the antitrust case have filed motions for summary judgment asking the District Court (1) to apply the inequitable conduct and invalidity findings to the antitrust cases in an effort to establish antitrust liability, and (2) to find a conspiracy between and among Cephalon and the generic companies. Teva has opposed those motions and moved for summary judgment, asserting that the FTC's case against Cephalon is moot and that the conspiracy claims should be dismissed. Oral argument on plaintiffs' motion for summary judgment with respect to the inequitable conduct and invalidity findings was heard on January 22, 2014.

In April 2011, the European Commission opened a formal investigation against both Cephalon and Teva to assess whether the 2005 settlement agreement between the parties might have had the object or effect of hindering the entry of generic modafinil. The opening of proceedings indicates that the Commission will investigate the case as a matter of priority, but does not mean that there has been a definitive finding of violation of law.

Barr Laboratories, Inc., a subsidiary of Teva (“Barr”), is a defendant in actions in California, Florida and Kansas alleging that a January 1997 patent litigation settlement agreement between Barr and Bayer Corporation was anticompetitive and violated state antitrust and consumer protection laws. An earlier federal multidistrict action regarding the same settlement agreement was effectively ended by a final court decision in the company's favor. In the California case, the trial court granted defendants' summary judgment motions, and the California Court of Appeal affirmed in October 2011. The plaintiffs petitioned for review by the California Supreme Court, which decided to hear the appeal, but then suspended the case before completion of briefing, pending the United States Supreme Court's disposition of the AndroGel case. The trial court granted final approval for a $74 million class settlement with Bayer and the California Supreme Court has requested supplemental briefs by April 24, 2014 addressing the effect of the AndroGel case on plaintiffs' appeal of the grant of summary judgment for the remaining defendants in this case, and for any amicus briefs. Based on the plaintiffs' expert testimony in the now-terminated federal multidistrict litigation, estimated sales of ciprofloxacin in California were approximately $500 million during the alleged damages period. The Kansas and Florida actions are in relatively early stages. In the Kansas action, class certification briefing will be concluded by August 22, 2014; no schedule has been set in the Florida action.

In December 2011, three groups of plaintiffs sued Wyeth and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving extended release venlafaxine (generic Effexor® ER) entered into in November 2005. The cases were filed by a purported class of direct purchasers, by a purported class of indirect purchasers and by certain chain pharmacies. The plaintiffs claim that the settlement agreement between Wyeth and Teva unlawfully delayed generic entry. Teva filed motions to dismiss in April 2012. The case was stayed pending the decision in the AndroGel case, and has now been re-opened. The defendants' motions to dismiss were heard on September 10, 2013. Annual sales of Effexor® ER were approximately $2.6 billion at the time of settlement and at the time generic versions were launched in July 2010.

In February 2012, two purported classes of direct-purchaser plaintiffs sued GlaxoSmithKline (“GSK”) and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving lamotrigine (generic Lamictal®) entered into in February 2005. In August 2012, a purported class of indirect purchaser plaintiffs filed a nearly identical complaint against GSK and Teva. The plaintiffs claim that the settlement agreement unlawfully delayed generic entry and seek unspecified damages. In December 2012, the District Court dismissed the cases. The plaintiffs' appeal was stayed pending the decision in the AndroGel case and was remanded for further proceedings. On January 24, 2014, the District Court denied the direct purchaser plaintiffs' motion for reconsideration and affirmed its original dismissal of the cases. The direct purchaser plaintiffs have filed a notice of appeal of this ruling. The indirect purchaser plaintiffs' motion is still pending. Annual sales of Lamictal® were approximately $950 million at the time of the settlement, and approximately $2.3 billion at the time generic competition commenced in July 2008.

Starting in September 2012, plaintiffs in 11 cases, including overlapping purported class actions, sued AstraZeneca and Teva, as well as Ranbaxy and Dr. Reddy's, for violating the antitrust laws by entering into settlement agreements to resolve the esomeprazole (generic Nexium®) patent litigation. Teva entered into its settlement agreement in January 2010. These cases have been consolidated and transferred to the United States District Court for the District of Massachusetts. The defendants' motions to dismiss were denied on April 18, 2013. Summary judgment motions were heard on January 21, 2014. The judge denied defendants' motion regarding an overarching conspiracy and took the other motions under advisement. A jury trial on liability, which is expected to last approximately six weeks, is scheduled to begin in March 2014. If the jury returns a verdict of liability, a separate trial on damages will be scheduled. Annual sales of Nexium® were approximately $6.3 billion at the time the Teva settlement agreement was entered into, and annual sales are currently approximately $6 billion.

In January 2013, GSK filed a lawsuit against Teva for violations of the Lanham Act in the marketing of its Budeprion XL 300 mg product. The lawsuit alleges that Teva made false representations in claiming that Budeprion XL 300 mg was bioequivalent to GSK's Wellbutrin® XL 300 mg and “implicitly communicated” that the product was as safe and efficacious as GSK's product. At the time Teva began selling Budeprion XL 300 mg, annual sales of Wellbutrin® XL 300 mg were approximately $1 billion. In April 2013, Teva filed a motion to dismiss the complaint on the grounds that GSK cannot retroactively challenge through the Lanham Act a determination of bioequivalence made by the FDA, and that Teva's alleged statements were not false or misleading as a matter of law.

In April 2013, purported classes of direct purchasers of and end payors for Niaspan® (extended release niacin) sued Teva and Abbott for violating the antitrust laws by entering into a settlement agreement in April 2005 to resolve patent litigation over the product. A multidistrict litigation has been established in the United States District Court for the Eastern District of Pennsylvania. Annual sales of Niaspan® were approximately $416 million at the time of the settlement and approximately $1.1 billion at the time generic competition commenced in September 2013.

Starting in July 2013, 12 lawsuits have been filed in several United States District Courts by purported classes of end payors for, and direct purchasers of, Solodyn® ER (minocycline hydrochloride) against Medicis, the innovator, and several generic manufacturers, including Teva. The lawsuits allege, among other things, that the settlement agreements between Medicis and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Medicis in March 2009. The parties have filed motions for the creation of a multidistrict litigation, and those motions are pending. Annual sales of Solodyn® ER were approximately $380 million at the time Teva settled, and approximately $765 million at the time generic competition entered the market on a permanent basis in November 2011.

Starting in November 2013, 20 lawsuits have been filed in several United States District Courts by purported classes of end payors for, and direct purchasers of, Aggrenox® (dipyridamole/aspirin tablets) against Boehringer Ingelheim (“BI”), the innovator, and several Teva entities. The lawsuits allege, among other things, that the settlement agreement between BI and Barr entered into in August 2008 violated the antitrust laws. The parties have filed motions for the creation of a multidistrict litigation, and those motions are pending. Annual sales of Aggrenox® were approximately $340 million at the time of the settlement, and are approximately $470 million at the current time.

In January 2014, three lawsuits were filed in the United States District Court for the Southern District of New York by purported classes of end payors for Actos® and Actoplus Met® (pioglitazone and pioglitazone plus metformin) against Takeda, the innovator, and several generic manufacturers, including Teva. The lawsuits allege, among other things, that the settlement agreements between Takeda and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Takeda in December 2010. At the time of the settlement, annual sales of Actos® were approximately $3.7 billion and annual sales of Actoplus Met® were approximately $500 million. At the time generic competition commenced in August 2012, annual sales of Actos® were approximately $2.8 billion and annual sales of Actoplus Met® were approximately $430 million.

Government Investigations, Pricing and Other Investigations

Teva is involved in government investigations and litigation arising from the marketing and promotion of its specialty pharmaceutical products in the United States. Many of these investigations originate through what are known as qui tam complaints, in which the government reviews a complaint filed under seal by a whistleblower (a “relator”) that alleges violations of the federal False Claims Act. The government considers whether to investigate the allegations and will, in many cases, issue subpoenas requesting documents and other information, including conducting witness interviews. The government must decide whether to intervene and pursue the claims as the plaintiff. Once a decision is made by the government, the complaint is unsealed. If the government decides not to intervene, then the relator may decide to pursue the lawsuit on his own without the active participation of the government.

Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment. Generally speaking, these cases take several years for the investigation to be completed and, ultimately, to be resolved (either through litigation or settlement) after the complaint is unsealed. In addition, some states have pursued investigations under state false claims statutes or consumer protection laws, either in conjunction with a government investigation or separately. There is often collateral litigation that arises from public disclosures of government investigations, including the filing of class action lawsuits by third party payors or by shareholders alleging violations of the securities laws.

A number of state attorneys general and others have filed various actions against Teva and/or certain of its subsidiaries in the United States (collectively, the “Teva parties”) relating to reimbursements or drug price reporting under Medicaid or other programs. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. The Teva parties have reached settlements in most of these cases, and remain parties to litigation in Illinois and Wisconsin. A provision for the cases has been included in the financial statements. Trial in the Illinois case concluded in the fourth quarter of 2013, and the court has asked for post-trial briefing and argument. The State of Illinois is seeking approximately $100 million in compensatory damages. Any such damages ultimately awarded by the court are subject to automatic trebling. In addition, the state is seeking unspecified statutory penalties that could range, depending on the method used for calculation, from a de minimis amount to well over $100 million. Teva denies any liability, and will argue that even if the court finds liability, compensatory damages and penalties should be significantly less than the amount sought by the state.

Several qui tam complaints have been unsealed in recent years as a result of government decisions not to participate in the cases. The following is a summary of certain government investigations, qui tam actions and related matters.

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including certain Teva subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The Department of Justice declined to join in the matter. The defendants, including Teva, filed a motion to dismiss, which was granted on February 25, 2013. The plaintiffs' deadline to appeal the dismissal has not yet expired.

On September 11, 2013, the State of Louisiana filed a complaint seeking unspecified damages against 54 pharmaceutical companies, including several Teva subsidiaries. The complaint asserts that each of the defendants allegedly defrauded the state by falsely representing that its products were FDA-approved drugs, which allegedly caused the state Medicaid program to pay millions of dollars in reimbursement claims for products that it would not otherwise have covered.

Cephalon received and has responded to subpoenas related to Treanda®, Nuvigil® and Fentora®. In March 2013, a federal False Claims Act complaint filed against Cephalon in the United States District Court for the Southern District of New York was unsealed. The complaint alleges off-label promotion of Treanda® and Fentora®. Although the government declined to intervene, the relator is proceeding with the matter and has filed a second amended complaint. Cephalon has filed several motions to dismiss the case, which are pending. In January 2014, a separate federal False Claims Act complaint that had been filed against Cephalon and Takeda Pharmaceuticals in the United States District Court for the Eastern District of Pennsylvania was served on Cephalon. The government has declined to intervene and the relator is proceeding with the matter. The complaint alleges off-label promotion of Fentora®, Nuvigil®, Amrix® and Provigil®.

Cephalon continues to defend against putative class action and other complaints relating to allegations of off-label promotion of Actiq®, Fentora®, Provigil® and Gabitril®. Cephalon is a defendant in a putative class action filed in the United States District Court for the Eastern District of Pennsylvania in which plaintiffs, third party payors, allege approximately $700 million in losses resulting from the promotion and prescription of Actiq® for uses not approved by the FDA despite the availability of allegedly less expensive pain management drugs that were more appropriate for patients' conditions. A hearing on the plaintiffs' motion for class certification was held on July 24, 2013. If the court grants certification, a jury trial will be scheduled.

In December 2013, a putative class action on behalf of third party payors was filed in the United States District Court for the Eastern District of Pennsylvania alleging off-label promotion of Fentora®. Cephalon is defending a separate law suit with similar off-label claims involving Provigil® and Gabitril®. Cephalon is also a defendant in a lawsuit filed by the State of South Carolina alleging violations of the state's unfair trade practices law and common law in connection with the alleged off-label promotion of Actiq®, Provigil® and Gabitril®.

On January 8, 2014, Teva received a civil investigative demand from the United States Attorney for the Southern District of New York seeking documents and information from January 1, 2006 to the present related to sales, marketing and promotion of Copaxone® and Azilect®. The demand states that the government is investigating possible civil violations of the federal False Claims Act. Teva is in the process of complying with the subpoena.

Beginning in 2012, Teva received subpoenas and informal document requests from the Securities and Exchange Commission (“SEC”) and the Department of Justice (“DOJ”) to produce documents with respect to compliance with the U.S. Foreign Corrupt Practices Act (the “FCPA”) in certain countries. Teva has provided and will continue to provide documents and other information to the SEC and the DOJ, and is cooperating with the government in their investigations of these matters. Teva is also conducting a voluntary worldwide investigation into certain business practices that may have FCPA implications and has engaged independent counsel to assist in its investigation. In the course of its investigation, which is continuing, Teva has identified issues in Russia, certain Eastern European countries, certain Latin American countries and other countries where it conducts business that could rise to the level of FCPA violations and/or violations of local law. Teva has brought these issues to the attention of the SEC and the DOJ. No conclusion can be drawn at this time as to any likely outcomes in these matters.

Shareholder Litigation

On December 18, 2013, a putative class action securities lawsuit was filed in the United States District Court for the Southern District of New York on behalf of purchasers of Teva's securities between January 1, 2012 and October 29, 2013. The complaint alleges that Teva and certain directors and officers violated Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder, and that the individual defendants violated Section 20 of the Exchange Act, by making false and misleading statements that failed to disclose the existence of significant internal discord between Teva's board of directors and senior management concerning execution of Teva's strategies, including implementation of a cost reduction program. The plaintiff is seeking unspecified compensatory damages and reimbursement for litigation expenses.

Environmental Matters

Teva is party to a number of proceedings, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged noncompliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings seek to require the generators of hazardous wastes disposed of at a third-party-owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the site or to pay for such activities, including for oversight by governmental authorities, the response costs associated with such oversight and any related damages to natural resources. Teva has been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva's facilities or former facilities that may have adversely impacted the environment.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup and other costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, the amounts of which have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are identifiable and estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, indemnitors, former site owners or operators or other potentially responsible parties. In addition, enforcement proceedings relating to alleged federal and state regulatory violations at some of Teva's facilities have resulted, or may result, in the imposition of significant penalties (in amounts not expected to materially adversely affect Teva's results of operations) and the recovery of certain state costs and natural resource damages, and have required, or may require, that corrective measures and enhanced compliance measures be implemented.